VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA F

File No. 811-10411, CIK 0001114800

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the Semi Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust, filed its Semi Annual report with the Commission via EDGAR (CIK: 0000778207)

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its Semi Annual report with the Commission via EDGAR (CIK: 0000896435)

•	Federated Insurance Series filed its Semi Annual report with the Commission via EDGAR (CIK: 0000912577)

•	Columbia Funds Variable Insurance Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000898445)

•	MFS® Variable Insurance Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000918571)

•	Oppenheimer Variable Account Funds filed its Semi Annual report with the Commission via EDGAR (CIK: 0000752737)

•	Putnam Variable Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000822671)

•	Fidelity Variable Insurance Products Fund filed its Semi Annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384)

Securities and Exchange Commission

•	Wanger Advisors Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000929521)

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi-Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company